EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
16.	EMPLOYEE BENEFIT PLANS
The Company provides defined contribution plans for its employees in Macau. Certain executive officers of the Company are members of defined contribution plan in Hong Kong operated by Melco. During the years ended December 31, 2020, 2019 and 2018, the Company’s contributions into these plans were $28, $(20) and $(324), respectively.